CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - BRL (R$) R$ in Thousands	CAPITAL STOCK	ADVANCES FOR FUTURE CAPITAL INCREASE	CAPITAL RESERVES	LEGAL	PROFIT RETENSTION	UNREALIZED PROFIT	STATUTORY	SPECIAL RESERVE OF DIVIDEND	STATUTORY - INVESTMENTS	ADJUSTMENTS OF REFLEX EQUITY VALUATION	ACCUMULATED PROFIT/LOSSES	ACCUMULATED OTHER COMPREHENSIVE INCOME	EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	NON-CONTROLLING INTERSETS	Total
Equity at beginning of the year at Dec. 31, 2016	R$ 31,305,331		R$ 13,867,170	R$ 171,295	R$ 713,803	R$ 386,375	R$ 1,747,209			R$ 33,261		R$ (4,020,974)	R$ 44,203,470	R$ (138,543)	R$ 44,064,927
Sale of investments														363,064	363,064
Accumulative conversion adjustments												2,445	2,445	30	2,475
Post-employment benefit adjustments												(193,024)	(193,024)	78,810	(114,214)
Fair value of financial instruments available for sale												92,299	92,299	14,773	107,072
Deferred Income tax and social contribution over other comprehensive income												(31,382)	(31,382)	1	(31,381)
Adjustment of Controlled / Associated Companies											R$ 4,311	10,775	15,086	56,906	71,992
Result of the acquisition of investees											28,874	(43,801)	(14,927)		(14,927)
Financial instruments - hedge												6,250	6,250		6,250
Carrying out of equity valuation adjustment										(10,827)	10,827
Net Income (Loss) for year											(1,763,805)		(1,763,805)	38,114	(1,725,691)
Unclaimed Remuneration of Shareholders - Prescribed											22,967		22,967		22,967
Absorption of losses							(1,696,826)				1,696,826
Equity at end of the year at Dec. 31, 2017	31,305,331		13,867,170	171,295	713,802	386,375	50,382			22,434		(4,177,412)	42,339,377	413,155	42,752,532
Accumulative conversion adjustments												28,340	28,340		28,340
Post-employment benefit adjustments												(616,468)	(616,468)		(616,468)
Financial instruments at fair value by means of OCI												110,658	110,658		110,658
Deferred Income tax and social contribution over other comprehensive income												(37,624)	(37,624)		(37,624)
Adjustment of Controlled / Associated Companies											5,721	(828,071)	(822,350)	(34,900)	(857,250)
Financial instruments - hedge												3,153	3,153		3,153
Carrying out of equity valuation adjustment										(22,434)	22,434
Net Income (Loss) for year											13,262,378		13,262,378	85,199	13,347,577
Constitution of reserves				663,119	5,233,529	(386,375)	132,624	R$ 2,291,889	R$ 6,631,189		(14,565,975)
Proposed dividends											(1,250,000)		(1,250,000)		(1,250,000)
Unclaimed Remuneration of Shareholders - Prescribed											362		362		362
Equity at end of the year at Dec. 31, 2018	31,305,331		13,867,170	834,414	5,947,331		183,006	2,291,889	6,631,189			(5,517,424)	55,542,906	466,042	56,008,948
Adjustments of adoption - IFRS 15 and IFRS 09											2,525,081		2,525,081	2,588	2,527,669
Adjusted equity	31,305,331		13,867,170	171,295	713,802	R$ 386,375	50,382			R$ 22,434	2,525,081	(4,177,412)	44,864,458	415,743	45,280,201
Accumulative conversion adjustments												7,795	7,795		7,795
Post-employment benefit adjustments												415,190	415,190		415,190
Financial instruments at fair value by means of OCI												577,419	577,419		577,419
Deferred Income tax and social contribution over other comprehensive income												(196,322)	(196,322)		(196,322)
Adjustment of Controlled / Associated Companies											(157,205)	(1,190,040)	(1,347,245)	(25,416)	(1,372,661)
Advances for future capital increase		R$ 7,751,940											7,751,940		7,751,940
Financial instruments - hedge												(1,439)	(1,439)		(1,439)
Net Income (Loss) for year											10,697,124		10,697,124	46,719	10,743,843
Constitution of reserves				534,856	2,008,963		106,971		5,348,562		(7,999,352)
Proposed dividends											R$ (2,540,567)		(2,540,567)		(2,540,567)
Equity at end of the year at Dec. 31, 2019	R$ 31,305,331	R$ 7,751,940	R$ 13,867,170	R$ 1,369,270	R$ 7,956,294		R$ 289,977	R$ 2,291,889	R$ 11,979,751			R$ (5,904,821)	R$ 70,906,801	R$ 487,345	R$ 71,394,146